SEGMENT INFORMATION - Financial information by geographic areas (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue
Revenue	₽ 534,403	₽ 494,926	₽ 470,605
Non-current assets
Non-current assets:	454,201	412,948
Russia
Revenue
Revenue	520,671	481,536	459,415
Non-current assets
Non-current assets:	442,655	401,743
Other
Revenue
Revenue	13,732	13,390	₽ 11,190
Non-current assets
Non-current assets:	₽ 11,546	₽ 11,205